Investment Portfolio	as of August 31, 2021 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 131.3%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,958,258
Alaska 1.9%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	6,000,000	6,761,597
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,250,000	2,653,216
		9,414,813
Arizona 2.6%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup Global Markets	1,050,000	1,485,418
5.5%, 12/1/2029, GTY: Citigroup Global Markets	1,400,000	1,851,009
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	5,900,000	7,477,239
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,237,069
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	1,000,000	1,122,766
		13,173,501
California 13.9%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, 5.0%, 6/1/2034	2,500,000	3,091,987
Series A-1, 5.0%, 6/1/2035	2,500,000	3,052,261
California, Health Facilities Financing Authority Revenue, Commonspirit Health, Series A, 4.0%, 4/1/2049	4,000,000	4,658,179
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	1,110,228	1,315,552
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	413,261
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	5,002,544
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,493,562
5.25%, 4/1/2035	4,295,000	4,420,914
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,200,000	1,459,801
Series A, AMT, 5.0%, 12/31/2047	640,000	775,237
Series A, AMT, 5.0%, 6/1/2048	240,000	290,143
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	700,000	881,335
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,229,101
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,580,922
Series D, AMT, 5.0%, 5/15/2048	5,000,000	6,179,100
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,552,196

San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,427,978
San Diego, CA, Unified School District, Proposition Z Bonds, Series M2, 3.0%, 7/1/2050	2,000,000	2,147,306
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,887,753
Series A, AMT, 5.0%, 5/1/2049	2,965,000	3,640,959
		70,500,091
Colorado 6.1%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,086,951
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group:
Series A-1, 4.0%, 8/1/2044	1,000,000	1,151,595
Series A-2, 4.0%, 8/1/2049	4,460,000	5,105,791
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	815,000	962,302
Series A, 5.0%, 12/1/2048	1,305,000	1,533,464
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	10,110,000	12,361,684
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,639,632
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	490,000	590,608
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	522,006
		30,954,033
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	435,000	516,057
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	2,027,456
District of Columbia 2.2%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	611,633
District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	2,405,000	2,710,810
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	871,485
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,703,809
AMT, 5.0%, 10/1/2047	1,000,000	1,213,178
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,831,096
		10,942,011
Florida 11.0%
Broward County, FL, Airport Systems Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	397,870
Clay County, FL, Sales Surtax Revenue, 4.0%, 10/1/2039	1,650,000	1,945,522
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	1,665,000	1,991,028
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,909,970
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	1,109,119

Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,803,748
Series A, AMT, 5.0%, 10/1/2047	965,000	1,165,079
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	2,500,000	3,076,613
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,657,042
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,858,939
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,062,184
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,997,827
Miami-Dade County, FL, Transit Sales Surtax Revenue:
Series A, 4.0%, 7/1/2044	2,500,000	2,963,863
Series A, 4.0%, 7/1/2049	5,000,000	5,853,558
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	3,460,192
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	3,100,000	3,595,637
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,312,228
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	6,615,000	7,540,018
		55,700,437
Georgia 5.9%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	2,346,911
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,715,518
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	875,000	1,048,318
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,270,268
Georgia, George L Smith II Congress Center Authority, Convention Center Hotel, Series A, 4.0%, 1/1/2054	1,640,000	1,871,336
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	551,912
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,747,891
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	12,820,667
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,146,856
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2050	1,335,000	1,570,663
		30,090,340
Hawaii 0.3%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,719,823
Illinois 8.6%
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	968,937
Series A, 5.5%, 1/1/2049	450,000	557,993
Series A, 6.0%, 1/1/2038	405,000	503,936
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,473,021
Series D, AMT, 5.0%, 1/1/2052	4,700,000	5,579,269
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	470,628
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	465,000	537,578
Series A, 4.0%, 12/1/2055	465,000	529,290

Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,533,408
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, Prerefunded, 5.0%, 11/15/2032	730,000	737,265
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, Prerefunded, 5.0%, 5/15/2041	1,580,000	1,633,916
Series A, 5.0%, 11/15/2045	1,745,000	2,035,671
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,042,244
Illinois, State General Obligation:
4.0%, 6/1/2033	2,400,000	2,654,440
Series C, 4.0%, 10/1/2037	2,500,000	2,923,730
Series B, 5.0%, 10/1/2033	1,970,000	2,414,668
Series A, 5.0%, 5/1/2034	3,500,000	4,243,170
Series A, 5.0%, 3/1/2046	335,000	418,024
5.75%, 5/1/2045	735,000	949,029
Illinois, State Toll Highway Authority:
Series A, 4.0%, 1/1/2044	2,000,000	2,335,024
Series A, 5.0%, 1/1/2044	2,535,000	3,161,550
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,111,390
		43,814,181
Indiana 4.2%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	3,402,158
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	5,000,000	5,122,013
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	4,186,185
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	8,698,152
		21,408,508
Iowa 0.3%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	500,000	577,314
4.0%, 10/1/2050	385,000	442,699
Iowa, Tobacco Settlement Authority Revenue, “1”, Series A-2, 4.0%, 6/1/2049	260,000	302,584
		1,322,597
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	370,568
Series A, 5.25%, 6/1/2041	480,000	570,003
		940,571
Louisiana 3.0%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	843,728
Louisiana, Public Facilities Authority Revenue, Loyola University Project, 4.0%, 10/1/2051	850,000	994,305
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,986,281
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	3,540,000	3,953,089

New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,247,028
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,376,598
		15,401,029
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:
Series A, 5.0%, 7/1/2043	1,050,000	1,281,968
Series A, 5.0%, 7/1/2048	1,050,000	1,274,198
		2,556,166
Maryland 1.9%
Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligation Group, Series A, 5.0%, 1/1/2036	1,000,000	1,117,483
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	155,000	191,147
5.0%, 7/1/2056	270,000	331,499
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	893,917
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,436,451
Series A, 5.0%, 7/1/2048	3,000,000	3,436,548
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	2,000,000	2,435,050
		9,842,095
Massachusetts 1.3%
Massachusetts, Educational Financing Authority, Series C, AMT, 3.0%, 7/1/2051	1,180,000	1,195,056
Massachusetts, State Development Finance Agency Revenue, Series A-2, 4.0%, 7/1/2040	2,200,000	2,601,798
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,794,820
		6,591,674
Michigan 3.4%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	1,120,000	1,167,873
Michigan, State Building Authority Revenue, Series I-A, Prerefunded, 5.375%, 10/15/2041	7,500,000	7,547,324
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	4,000,000	4,616,514
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	1,200,000	1,454,733
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,348,934
		17,135,378
Minnesota 3.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	2,164,234
Series A, 5.0%, 2/15/2053	5,060,000	6,065,955

Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,492,604
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	6,383,520
		16,106,313
Missouri 0.1%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	378,461
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,586,080
Nevada 1.0%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	4,996,095
New Jersey 5.3%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2053, INS: AGMC	250,000	294,162
Atlantic County, NJ, Improvement Authority Lease Revenue, General Obligation Bonds, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	190,000	224,730
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	115,000	133,509
Series QQQ, 4.0%, 6/15/2050	115,000	133,011
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	430,000	532,452
Series A, 4.0%, 6/1/2031	430,000	537,530
Series A, 4.0%, 6/1/2032	205,000	258,638
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	3,323,776
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,388,722
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	418,636
Series A, 5.0%, 6/15/2047	385,000	464,101
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	415,000	429,175
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	435,000	505,668
Series AA, 4.0%, 6/15/2050	3,480,000	4,025,026
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	5,600,000	6,894,009
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	1,855,000	2,323,268
Series A, 5.0%, 12/15/2036	475,000	593,055
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2051	2,250,000	2,647,913
Series B, 5.0%, 1/1/2040	65,000	80,304
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	875,000	1,051,511
Series A, 5.25%, 6/1/2046	440,000	538,848
		26,798,044

New York 12.6%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,393,284
Series D, 5.0%, 11/15/2038	1,090,000	1,182,178
Series C, 5.0%, 11/15/2042	5,000,000	5,317,420
Series C-1, 5.0%, 11/15/2050	140,000	171,262
Series A-1, 5.25%, 11/15/2039	4,000,000	4,366,164
Series C-1, 5.25%, 11/15/2055	415,000	515,468
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A-1, 5.0%, 11/15/2048	2,000,000	2,463,216
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2048	2,000,000	2,351,195
Series D, 4.0%, 2/15/2049	5,000,000	5,819,935
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	8,111,688
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	410,000	498,465
New York, State Urban Development Corp., Income Tax Revenue, Series E, 3.0%, 3/15/2047	2,000,000	2,114,669
New York, State Urban Development Corp., Sales Tax Revenue, Series A, 4.0%, 3/15/2045	3,700,000	4,330,939
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 4.0%, 3/15/2042	5,000,000	5,900,834
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	176,092
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	886,564
Series TE, 5.0%, 12/15/2035	1,000,000	1,107,719
New York City, NY, Municipal Water Finance Authority Revenue, Water & Sewer Systems, Second General Resolution, Series BB1, 3.0%, 6/15/2050	3,720,000	3,993,785
New York, NY, General Obligation, Series A, 4.0%, 8/1/2040	3,500,000	4,146,369
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	1,875,000	2,247,494
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	232,655
5.0%, 9/1/2039	510,000	577,166
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	800,000	934,554
		63,839,115
North Dakota 0.6%
Fargo, ND, Sanford Health Systems Revenue, Prerefunded, 6.25%, 11/1/2031	3,240,000	3,271,764
Ohio 2.7%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	2,150,564
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,578,869
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	1,500,000	1,519,394
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,763,388
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,768,416
		13,780,631
Oregon 0.8%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	4,116,195

Pennsylvania 6.7%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,722,761
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	552,897
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,809,196
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	923,007
5.0%, 6/1/2035	375,000	460,711
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	23,711
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.625%, 6/1/2042	605,000	612,262
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	6,272,562
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,320,239
Series A, 5.0%, 12/1/2039	3,000,000	3,836,861
Series B-1, 5.0%, 6/1/2042	2,000,000	2,394,040
Series C, 5.0%, 12/1/2043	960,000	1,053,105
Series C, Prerefunded, 5.0%, 12/1/2043	3,040,000	3,370,642
Series A, 5.0%, 12/1/2044	1,665,000	2,105,794
Series B, 5.0%, 12/1/2045	585,000	754,222
Series B, 5.0%, 12/1/2050	665,000	853,846
Philadelphia, PA, Airport Revenue, Series B, AMT, 5.0%, 7/1/2047	915,000	1,098,926
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,842,411
		34,007,193
South Carolina 5.3%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,207,107
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,027,895
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	6,800,329
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,694,106
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	6,220,000	6,993,614
		26,723,051
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Assocition Project:
Series A, 4.0%, 8/1/2051	250,000	280,400
Series A, 4.0%, 8/1/2056	250,000	277,859
Series A, 4.0%, 8/1/2061	325,000	358,243
		916,502
Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	1,200,000	1,477,979
Series A, 5.0%, 7/1/2044	1,600,000	1,944,236
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	1,500,000	1,619,817
		5,042,032

Texas 16.9%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series E, 4.0%, 1/1/2050	1,795,000	2,083,772
Series A, 5.0%, 1/1/2040	1,155,000	1,331,255
Series E, 5.0%, 1/1/2045	300,000	375,824
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,764,239
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,187,039
5.0%, 1/1/2048	6,145,000	7,366,036
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, Prerefunded, 5.0%, 9/1/2032	2,000,000	2,000,000
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	2,000,000	2,327,200
Series A, 4.0%, 4/1/2054	1,310,000	1,508,953
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group:
Series B, 5.0%, 7/1/2034	3,000,000	3,752,694
Series B, 5.0%, 7/1/2048	5,000,000	6,075,696
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	165,000	192,615
Series A, 4.0%, 8/1/2041, INS: BAM	200,000	232,852
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, Prerefunded, 5.0%, 11/1/2042	5,425,000	5,467,724
Series F, 5.25%, 11/1/2033	3,500,000	3,871,550
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	1,000,000	1,161,968
Series B, Prerefunded, 5.0%, 4/1/2053	3,500,000	3,852,487
Series B, Prerefunded, 5.25%, 10/1/2051	5,000,000	5,529,510
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	7,578,563
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project:
4.0%, 11/1/2049	295,000	336,691
4.0%, 11/1/2055	280,000	317,987
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	3,000,000	3,646,620
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	565,000	661,237
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	8,620,951
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,800,000	4,457,722
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,388,619
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	2,815,000	3,334,161
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	3,515,195
		85,939,160
Utah 0.6%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	1,172,084
Series A, AMT, 5.0%, 7/1/2048	575,000	700,262

Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	275,000	323,419
4.0%, 10/15/2044	340,000	397,111
4.0%, 10/15/2048	340,000	395,417
		2,988,293
Virginia 0.9%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	467,686
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	3,645,000	4,369,457
		4,837,143
Washington 3.1%
King County, WA, Water Sewer Revenue, Series A, 4.0%, 1/1/2052	2,500,000	2,934,138
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	2,282,322
AMT, 5.0%, 4/1/2044	2,000,000	2,436,484
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	7,286,538
Washington, State Housing Finance Commission Municipal Certificates, “A”, Series A-1, 3.5%, 12/20/2035	612,870	720,202
		15,659,684
West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,800,870
Wisconsin 0.7%
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	3,579,546
Guam 0.2%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	580,335
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	370,251
		950,586
Total Municipal Bonds and Notes (Cost $600,809,865)		666,325,777

Underlying Municipal Bonds of Inverse Floaters (a) 16.7%
Florida 2.4%
Orange County, FL, School Board, Certificate of Participations, Series C, 5.0%, 8/1/2034 (b)	10,000,000	11,960,487
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 17.93%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 4.7%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (b)	10,000,000	11,533,250
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 13.96%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (b)	10,425,000	12,496,454
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 17.935%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		24,029,704

New York 4.9%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (b)	10,000,000	12,271,176
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 18.935%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (b)	7,165,000	9,009,880
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 18.268%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-3, 5.0%, 7/15/2038 (b)	2,685,000	3,361,646
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 18.338%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		24,642,702
Texas 2.3%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (b)	10,000,000	11,889,337
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 17.96%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.4%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (b)	10,000,000	12,166,512
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 17.96%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $77,191,824)		84,688,742
	Shares	Value ($)

Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (c) (Cost $245,944)	245,622	245,671

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $678,247,633)	148.1	751,260,190
Floating Rate Notes (a)	(10.4)	(52,700,000)
Series 2020-1 VMTPS, net of deferred offering costs	(39.1)	(198,456,213)
Other Assets and Liabilities, Net	1.4	7,298,752
Net Assets Applicable to Common Shareholders	100.0	507,402,729
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(c)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$751,014,519	$—	$751,014,519
Open-End Investment Companies	245,671	—	—	245,671
Total	$245,671	$751,014,519	$—	$751,260,190
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMIT-PH3
R-080548-1 (1/23)